Note 6 - Cost of Sales - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Consumables and materials		$ 36,760	$ 45,947
Labour costs		103,075	118,229
Energy		25,075	35,135
Other costs		11,275	13,243
Production costs		176,185	212,554
Transportation and other selling costs		2,288	2,735
Workers participation costs		14,245	9,036
Environmental duties and royalties		2,010	1,438
Inventory changes		(423)	3,459
Cost recovery related to Republic Metals Refining Corp. bankruptcy(1)	[1]		(1,600)
Standby Costs(2)	[2]		2,879
Restructuring costs(3)	[3]		1,645
Cost of Sales		194,305	232,146
Cost of Sales - Standby Costs(4)		$ 10,112		[4]

[1]	In November 2018, one of the refineries used by the Company, Republic Metals Refining Corp. ("Republic"), announced it filed for bankruptcy. As a result, the Company wrote off $7.5 million in inventory that was in Republic's possession for refining. In September 2019, the Company reached a partial litigation settlement for $1.6 million. The Company continues to pursue legal channels to recover the remaining balance of inventory, but there is no assurance that this inventory is recoverable.
[2]	Effective from July 2019, the Company temporarily suspended all mining and processing activities at the San Martin operation due to a growing insecurity in the area and safety concerns for its workforce. The Company is working with authorities to secure the area and is uncertain of a restart date. From January 1, 2020, such costs were classified as mine holding costs (Note 8 ) due to continued uncertainty with respect to the timing of restart at San Martin.
[3]	Effective September 2019, the Company temporarily suspended milling operations at the La Parrilla mine. Restructuring costs include severance and plant closure costs incurred for re-organizing the operation.
[4]	Cost of sales for the year ended December 31, 2020 included standby costs of $10.1 million, primarily related to direct costs incurred at the San Dimas ($3.5 million), Santa Elena ($2.0 million)and La Encantada ($1.7 million) mines due to temporary suspensions following Mexico's Ministry of Health's Federal Decree requiring all non-essential businesses, including mining, to temporarily suspend activities throughout most of April and May in response to the global pandemic. In addition, the Company incurred $2.0 million in standby costs related to the 13-day union work stoppage at San Dimas in June 2020.